Condensed Consolidated Statements of Loss and Other Comprehensive Income/(Loss) € in Thousands, kr in Thousands, kr in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 SEK (kr) kr / shares	Jun. 30, 2025 SEK (kr) kr / shares	Dec. 31, 2025 SEK (kr) kr / shares	Dec. 31, 2024 SEK (kr) kr / shares
Profit or loss [abstract]
Revenue	kr 263,547	kr 216,484	kr 457,840	kr 388,377
Cost of sales	(395,406)	(304,046)	(672,479)	(531,254)
Selling expenses	(46,586)	(35,235)	(79,404)	(182,597)
General and administrative expenses	(1,254,350)	(85,738)	(300,217)	(189,862)
Research and development expenses	(205,874)	(131,205)	(329,825)	(349,054)
Other operating income	40,969	13,933	30,513	19,651
Other operating expenses	(10,826)	(18,988)	(30,590)	(10,925)
Operating loss	(1,608,526)	(344,795)	(924,163)	(855,664)
Share of results of joint venture	270	192	1,430	282
Finance income - interest income	247	127	5,080	21,777
Finance income—other			1,403	43,838
Finance costs	(95,062)	(544,901)	(677,198)	(224,345)
Net gains on financial liabilities measured at fair value	582,379	1,329	(129,262)	51,832
Loss before income tax	(1,120,692)	(888,048)	(1,722,710)	(962,280)
Income tax benefit	2,637	604	1,034	(5,331)
Net loss for the period attributable to owners of the parent	(1,118,055)	(887,444)	(1,721,676)	(967,611)
Other comprehensive income/(loss) that is or may be reclassified to profit or loss in subsequent periods (net of tax):
Exchange differences on translation of foreign operations	(19,303)	60,501	64,004	(30,720)
Other comprehensive income/(loss) for the period, net of tax, attributable to owners of the parent	(19,303)	60,501	64,004	(30,720)
Total comprehensive loss for the period, net of tax, attributable to the owners of the parent	kr (1,137,358)	kr (826,943)	kr (1,657,672)	kr (998,331)
Basic loss per common share | kr / shares	kr (17.85)	kr (21.82)	kr (39.59)	kr (23.79)
Diluted loss per common share | kr / shares	kr (17.85)	kr (21.82)	kr (39.59)	kr (23.79)